Trade Receivables and Other Current Assets and Receivables - Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables and Other Current Assets and Receivables
CIR	€ 4,357	€ 9,012	€ 9,818
Other	16	16	16
Tax receivables	4,373	9,028	9,833
Prepaid expenses	7,454	3,313	495
Short-term deposit accounts	8,829	7,336
Current accrued income	92	2,000
Foreign currency forwards		1,791
Liquidity agreement - Cash account	762	1,029	261
VAT receivables	2,828	1,625	1,416
Other receivables	294	821	639
Other current assets	20,260	17,914	2,811
Other current assets and receivables	€ 24,632	€ 26,942	€ 12,644